Investments in associates and joint ventures	12 Months Ended
Jun. 30, 2021
8. Investments in associates and joint ventures

8. Investments in associates and joint ventures

Changes of the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2021 and 2020 were as follows:

	06.30.21	06.30.20
Beginning of the year	112,816	54,390
Adjustments of previous years (IFRS 9 and IAS 28)	-	(2,972)
Increase of participation in associates and joint ventures	-	4,167
Share capital increase and contributions	42	4,284
Share capital reduction	-	(159)
Decrease of interest in associates and joint ventures (v)	(43,856)	-
Share of (loss) / profit	(3,090)	13,236
Other comprehensive results	(3,732)	(1,854)
Dividends (i)	(91)	(2,773)
Deconsolidation (iii)	(48,443)	43,822
Devaluation (iv)	(626)	-
Reclassification to held-for-sale	-	(3,109)
Incorporation by business combination	-	3,781
Others	(35)	3
End of the year (ii)	12,985	112,816

(i)	See Note 32.
(ii)	Includes ARS (14) and ARS (26) reflecting interests in companies with negative equity as of June 30, 2021 and 2020, respectively, which are disclosed in “Provisions” (see Note 21).
(iii)	See Note 4.
(iv)	Corresponds to the investment of TGLT S.A.
(v)	Corresponds to the sale of the remaining interest in Shufersal in July 2020.

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2021 and 2020, as well as the Group's share of the comprehensive results of these companies for the years ended on June 30, 2021, 2020 and 2019:

	% ownership interest			Value of Group's interest in equity		Group's interest in comprehensive loss
Name of the entity	06.30.21	06.30.20	06.30.19	06.30.21	06.30.20	06.30.21	06.30.20	06.30.19

New Lipstick	49.96%	49.96%	49.96%	218	701	(480)	11,465	(4,805)
BHSA (1)	29.91%	29.91%	29.91%	5,361	6,118	(756)	(571)	(3,621)
Condor (2)	18.89%	18.89%	18.89%	1,620	2,224	(414)	180	59
PBEL	N/A	N/A	45.40%	-	-	-	-	(176)
Shufersal	N/A	26.02%	26.02%	-	42,223	24	7,834	446
Gav-Yam	N/A	34.90%	N/A	-	40,970	39	-	-
TGLT S.A. (3)	27.82%	30.20%	N/A	937	3,093	(2,157)	-	-
Quality (4)	50.00%	50.00%	50.00%	2,927	3,156	(259)	278	(876)
La Rural S.A.	50.00%	50.00%	50.00%	169	305	(135)	153	216
Cresca S.A.	50.00%	50.00%	50.00%	29	31	8	(24)	27
Other associates and joint ventures	-	-	-	1,724	13,995	(2,692)	(6,065)	(2,255)
Total associates and joint ventures				12,985	112,816	(6,822)	13,250	(10,985)

The following is additional information about the Group's investments in associates and joint ventures:

	Location of			Last financial statement issued
Name of the entity	business / Country of incorporation	Main activity	Common shares	Share capital (nominal value)	Loss for the year	Shareholders' equity
New Lipstick	U.S.	Real estate	N/A	-	(*) (10)	(*) (41)
BHSA (1)	Argentina	Financing	448,689,072	(***) 1,500	(***) (2,528)	(***) 17,276
Condor (2)	U.S.	Hotel	2,245,100	(*) 232	(*) (178)	(*) 54
TGLT S.A. (3)	Argentina	Real estate	257,320,997	925	(4,625)	4,311
Quality (4)	Argentina	Real estate	225,146,012	450	(518)	5,760
La Rural S.A.	Argentina	Organization of events	714,498	1	(64)	378

N/A: Not applicable.

(1)

BHSA is a commercial bank of comprehensive services that offers a variety of banking and financial services for individuals, small and medium business and large companies. The market price of the share is 8.45 pesos per share. The effect of the treasury shares in the BHSA portfolio is considered for the calculation.

(2)	Condor is an investment company focused on US hotels. The price of its shares as of June 30, 2020 is USD 4.07 per share.
(3)

On March 31, 2021 IRSA Propiedades Comerciales S.A. transferred to PointArgentum MasterFund LP, 1,478,788 ADS from TGLT S.A. (equivalent to 22,181,818 common shares) in accordance with the provisions of the share subscription carried out in August 2019. As a result of this transaction, IRSA CP's participation in TGLT S.A. it went from 30.20% to 27.82% ”. Additionally, as of June 30, 2021, an impairment of the value of the investment of ARS 626 million was recognized in addition to the result from proportional valuation.

(4)	Quality is dedicated to the exploitation of the San Martín property (former property of Nobleza Piccardo S.A.I.C. and F.).
(5)	Cresca is a joint venture between the Company and Carlos Casado S.A. with agricultural operations in Paraguay.
(6)	Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 22,59 as of June 30, 2020.
(*)

Amounts presented in millions of US dollars under USGAAP. Condor’s year-end falls on December 31, so the Group estimates their interest will a three-month lag including any material adjustments, if any.

(**)	Amounts in millions of NIS.
(***)	Amounts as of June 30, 2021, prepared in accordance with BCRA’ regulations.

Set out below is summarized financial information of the associates and joint ventures considered material to the Group:

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets		% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	As of June 30, 2021
Associates
BHSA	114,759	71,092	156,405	11,661	17,785	(iv)	29.91%(iii)	5,319	42	5,361
TGLT S.A.	5,159	11,810	4,950	7,705	4,314		27.82%	1,200	-	(263)

Joint ventures
Quality Invest (ii)	-	18	26	2,987	(2,995)		50.00%	(1,498)	4,425	2,927

	As of June 30, 2020
Associates
BHSA	115,457	65,503	153,639	6,954	20,367	(iv)	29.91%(iii)	6,092	26	6,118
Gav-Yam	63,029	249,149	29,726	176,864	105,588		34.90%	36,850	4,120	40,970
Shufersal	110,169	280,922	138,032	194,095	58,964		26.02%	15,340	26,883	42,223
TGLT S.A.	6,906	15,850	5,882	7,856	9,018		30.20%	2,723	370	3,093

Joint ventures
Quality Invest (ii)	6	8,299	131	1,956	6,218		50.00%	3,109	48	3,156
	Revenues	Net (loss)/ income	Total comprehensive (loss)/ income	Dividends distributed to non-controlling shareholders	Cash of operating activitie	Cash of investment activities	Cash of financial activities	Net (decrease)/ increase in cash and cash equivalents
	As of June 30, 2021 (i)
Associates
BHSA	29,257	(2,528)	(2,528)	-	4,318	(129)	(28,139)	(23,950)
TGLT S.A.	2,559	(1,924)	(1,924)	-	113	66	(455)	(276)

Joint ventures
Quality Invest (ii)	45	(518)	(518)	-	(59)	(4)	63	-

	As of June 30, 2020 (I)
Associates
BHSA	19,576	(1,911)	(1,911)	-	6,993	56	(5,205)	1,844
Gav-Yam	17,350	10,161	8,195	5,388	7,639	(8,596)	23,835	22,878
Shufersal	327,436	7,579	6,759	2,155	32,855	(4,069)	(20,717)	8,069
TGLT S.A.	2,944	(575)	(575)	-	779	(609)	(879)	(710)

Joint ventures
Quality Invest (ii)	27	556	556	-	(134)	-	134	-

(i)	Information under GAAP applicable in the associate and joint ventures´ jurisdiction.
(ii)

In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of ARS 40 million, payable in two installments of ARS 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to ARS 76 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses. On July 20, 2020 we were notified of the granting of the Hydraulic Aptitude in pre-feasibility instance. On August 5, 2021, they were signed between Quality Invest S.A. and the Municipality of San Martín the following documents: 1) CLUB PERETZ CLUB AGREEMENT ACT CLOSING: It is agreed that within 48 hours of signing the same Quality will pay the certificates owed for the work in question already completed, releasing both parties from any claim regarding the Minutes signed on January 20, 2015 The amount owed (already checked and agreed between the parties) is ARS 18,926,541. and the execution of the works are described, detailed and carried out. 2) COMPLEMENTARY AGREEMENT WITH THE MUNICIPALITY OF SAN MARTIN: In this agreement the completion of the Rodriguez Peña expansion work and the relocation and start-up of the EDENOR substation are agreed, according to the plan and specifications drawn up by TIS and that they are part of its annexes. In return, the certifications owed will be paid as follows: The total is for ARS 26,085,086: ARS 15,000,000.- are paid 48 hours after signing this document and the balance (without any adjustment clause) at the time of the provisional reception of the work, where the definitive reception and Delivery Certificate will be signed.

BHSA

BHSA is subject to certain restrictions on the distribution of profits, as required by BCRA regulations.

As of June 30, 2021, BHSA has a remnant of 35.2 million Class C treasury shares of a par value of ARS 1 received in 2009 as a result of certain financial transactions. The Annual Shareholders' Meeting decided to allocate 35.1 million of such shares to an employee compensation plan pursuant to Section 67 of Law 26,831. The remaining shares belong to third party holders of Stock Appreciation Rights, who have failed to produce the documentation required for redemption purposes. As of June 30, 2021, considering the effect of such treasury shares, the Group’s interest in BHSA amounts to 29.91%.

The Group estimated that the value in use of its investment in BHSA as of June 30, 2021 and 2020 amounted to ARS 6,734, ARS 8,911, respectively. The value in use was estimated based on the present value of future business cash flows. The main assumptions used were the following:

The Group considered 7 years as the horizon for the projection of BHSA cash flows.

The “Private BADLAR” interest rate was projected based on internal data and information gathered from external advisors.

The projected exchange rate was estimated in accordance with internal data and external information provided by independent consultants.

The discount rate used to discount actual dividend flows was 14.02% in 2021 and 13.82% in 2020.

The sensitivity to a 1% increase in the discount rate would be a reduction in the value in use of ARS 625 for 2021 and of ARS 805 for 2020.

The estimated value in use overcomes the book value of the investment, because of that, no adjustment was necessary on the recorded value of the investment.

New Lipstick

On August 7, 2020, as a consequence of negotiations conducted in the context of an increased lease price effective as of May 2020, as set forth in the lease (hereinafter, “Ground Lease”), Metropolitan (a company where IRSA holds, indirectly, a 49.96% interest) executed an agreement with the Ground Lease lessor to conclude the relationship and terminate the ground lease, abandoning the administration of the building. As a consequence of the foregoing, Metropolitan derecognized the liability associated to the ground lease, as well as all assets and liabilities associated to the building and the administration. Pursuant to such agreement, Metropolitan was fully released from liability except for (i) claims for liabilities prior to June 1, 2020, from those persons who performed works or rendered services in the Building or for Metropolitan and (ii) claims from persons who had an accident in the property after August 7, 2020.

TGLT S.A

During the previous fiscal year, TGLT S.A. and IRSA Propiedades Comerciales entered into a recapitalization agreement, based on which IRSA Propiedades Comerciales increased its holding in TGLT S.A. reason why it began to be considered an associate company.

During the current fiscal year, TGLT S.A has posted significant losses and its business is being affected by different factors of its own and linked to the context in which it finds itself. Therefore, the Company decided to re-evaluate the recoverability of this asset.

For this reason, and considering that the facts are public and have been openly disclosed to the market, it is considered that the market value of the shares is a more appropriate indicator to determine the value of this holding. This determination implied that an impairment of the value of the investment of ARS 626 million was recognized in addition to the result from proportional valuation.